Note 1 - Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
2.	Going Concern

The continuation of the Company’s business is dependent upon raising additional capital before the conclusion of fourth quarter of 2015. As of September 30, 2015, the Company had an accumulated deficit of $91,891,615 and cash and cash equivalents of $625,450. For the nine months ended September 30, 2015 and 2014, the net cash used by operating activities was $3,007,790 and $5,542,192, respectively. The Company incurred a net loss of $3,707,492 for the nine months ended September 30, 2015 and a net loss of $5,974,080 for the year ended December 31, 2014. The operating losses create an uncertainty about the Company’s ability to continue as a going concern.

The continuation of the Company’s business is dependent upon raising additional capital before the conclusion of fourth quarter of 2015 to fund operations. Management’s plans are to obtain additional capital through the issuance of common or preferred stock, securities convertible into common stock or secured or unsecured debt, investments by strategic partner for market opportunities, which may include strategic partnerships or licensing arrangements or complete a joint venture, partnership or sale of the wound product to complete the FDA trial successfully and begin commercialization of the product in 2016. These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders. Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern. If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code. The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

1.	Going Concern

As shown in the accompanying consolidated financial statements, the Company incurred a net loss of $5,974,080 and $11,299,721 during the years ended December 31, 2014 and 2013, respectively, and the net cash used by operating activities was $6,678,369 and $3,924,204, respectively. As of December 31, 2014, the Company had a net working capital deficit of $2,183,859, an accumulated deficit of $88,184,123 and cash and cash equivalents of $3,547,071. The operating losses and net working capital deficit create an uncertainty about the Company’s ability to continue as a going concern.

The Company does not currently generate significant recurring revenue and will require additional capital during or before the third quarter of 2015. Although no assurances can be given, management of the Company believes that existing capital resources should enable the Company to fund operations into the third quarter of 2015. The Company’s unsecured Notes Payable, Related Parties, which total $5,372,743 at December 31, 2014, are due on August 1, 2015.

The continuation of the Company’s business is dependent upon raising additional capital during or before the third quarter of 2015 to fund operations and repay the notes payable, related parties or amend the note terms to extend the notes and/or consider other non-cash repayment options. Management’s plans are to obtain additional capital in 2015 through investments by strategic partners for market opportunities, which may include strategic partnerships or licensing arrangements, or raise capital through the conversion of outstanding warrants, the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt. These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders. Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern. If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.